NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED APRIL 10, 2023

TO THE PROSPECTUS DATED JULY 29, 2022

John V. Miller will retire from Nuveen on June 1, 2023. He will continue to serve as a portfolio manager of the Fund until that time. Paul L. Brennan has been named a portfolio manager of the Fund. See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Brennan’s relevant experience. Timothy T. Ryan will continue to serve as a portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN HIGH YIELD MUNICIPAL BOND FUND

NUVEEN SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

NUVEEN STRATEGIC MUNICIPAL OPPORTUNITIES FUND

SUPPLEMENT DATED APRIL 10, 2023

TO THE PROSPECTUS DATED JULY 29, 2022

John V. Miller will retire from Nuveen on June 1, 2023. He will continue to serve as a portfolio manager of the Funds until that time. Daniel J. Close and Stephen J. Candido have each been named portfolio managers of Nuveen High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund. Mr. Candido has also been named a portfolio manager of Nuveen Short Duration High Yield Municipal Bond Fund. Timothy T. Ryan will continue to serve as a portfolio manager of Nuveen Short Duration High Yield Municipal Bond Fund and Nuveen Strategic Municipal Opportunities Fund. Steven M. Hlavin will continue to serve as a portfolio manager of Nuveen Short Duration High Yield Municipal Bond Fund.

Daniel J. Close, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry in 1998 and joined NAM in 2000. He served as a member of the product management and development team and then as a research analyst before assuming portfolio management responsibilities in 2007.

Stephen J. Candido, CFA, is Managing Director and Portfolio Manager at NAM. He began his career in the financial services industry when he joined NAM in 1996. He served as a research analyst specializing in high yield sectors before assuming portfolio management responsibilities in 2016.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE